Earnings (Loss) Per Share (Tables)	12 Months Ended
Feb. 28, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share Attribute to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net income (loss) per share attribute to ordinary shareholders:

	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019
	RMB	RMB	RMB	USD
Net income (loss) attributable to ordinary shareholders	17,666	44,373	(601)	(90)
Less: Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	4,058	7,768	—	—
Net income (loss) attributable to ordinary shareholders-basic and diluted	13,608	36,605	(601)	(90)
Weighted average number of ordinary shares outstanding-basic	14,000,000	17,057,056	24,053,492	24,053,492
Plus: share options	470,129	1,467,588	—	—
Weighted average number of ordinary shares outstanding-diluted	14,470,129	18,524,644	24,053,492	24,053,492
Basic net income (loss) per share	0.97	2.15	(0.02)	(0.004)
Diluted net income (loss) per share	0.94	1.98	(0.02)	(0.004)

Summary of Diluted Net Income (Loss) Per Share Excluded from Earnings (Net Loss) Per Share

Diluted earnings per share were computed using the if-converted method as it is more dilutive than the two-class method. On November 8, 2017, all the redeemable convertible preferred shares have been converted to ordinary shares. These ordinary shares were included in the denominator in the computation of basic and diluted earnings per share for the years ended on February 28, 2018 and 2019. As of February 28, 2017, 2018 and 2019, diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019
Convertible redeemable preferred shares	5,222,222	—	—
Share options	330,000	—	3,400,559